related party transactions (Details)	3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($) $ / shares	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 CAD ($)
Transactions with key management personnel
Grant date Awarded in period		$ 33,000,000		$ 33,000,000
Amount of liability accounted for restricted share unit and share options awards			$ 13,000,000		$ 10,000,000
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 2,000,000	1,000,000	4,000,000	3,000,000
Transactions with real estate joint venture and associate
Lease liabilities	1,694,000,000		1,694,000,000		$ 1,837,000,000	$ 1,694,000,000
Key management personnel
Transactions with key management personnel
Short-term benefits	5,000,000	3,000,000	8,000,000	6,000,000
Post-employment pension and other benefits	2,000,000	2,000,000	4,000,000	3,000,000
Share-based compensation	19,000,000	16,000,000	36,000,000	16,000,000
Total	26,000,000	21,000,000	48,000,000	25,000,000
Notional value Awarded in period			15,000,000
Grant-date fair value Awarded in period	15,000,000		$ 15,000,000			15,000,000
Number of Share options awarded (in shares)			0		0
Notional amount	47,000,000	25,000,000	$ 47,000,000	25,000,000		47,000,000
Grant date Awarded in period	50,000,000		$ 50,000,000			50,000,000
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Minimum | Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments			18 months
Maximum | Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments			24 months
Restricted share units
Transactions with key management personnel
Grant-date fair value Awarded in period		33,000,000		$ 33,000,000
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares)			1,249,218,000,000	981,088,000,000
Notional value Awarded in period			$ 32,000,000	$ 25,000,000
Grant-date fair value Awarded in period	35,000,000		$ 35,000,000			35,000,000
Directors' Deferred Share Unit Plan | Key management personnel
Transactions with key management personnel
Deferred share units paid out		$ 0
TELUS International (Cda) Inc. share options | Key management personnel
Transactions with key management personnel
Number of Share options awarded (in shares)			167,693,000,000
Notional value Awarded in period			$ 1,000,000
Grant-date fair value Awarded in period	1,000,000		$ 1,000,000			$ 1,000,000
Number of share options exercised in share-based payment arrangement			215,973			0
Intrinsic value of options exercised during the period	7,000,000		$ 7,000,000			$ 7,000,000
Weighted average share price of options exercised | $ / shares			$ 39.58
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	88,000,000		$ 88,000,000		$ 76,000,000	88,000,000
TELUS International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares)			427,093,000,000
Notional value Awarded in period			$ 14,000,000
Grant-date fair value Awarded in period	$ 14,000,000		$ 14,000,000			$ 14,000,000